Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income and expenses
Schedule of other operating income

	2022		2021		2020
Gain on sale and leaseback (Note 12)	US$	21,193	US$	9,668	US$	32,695
Loss on sale of rotable spare parts, furniture and equipment		(1,645)		(122)		(127)
Other income		5,518		1,212		1,051
	US$	25,066	US$	10,758	US$	33,619

Schedule of other operating expenses

	2022		2021		2020
Administrative and operational support expenses	US$	49,431	US$	37,042	US$	29,827
Technology and communications		25,708		21,296		17,913
Others		15,756		92		9
Insurance		6,574		3,753		2,561
Passenger services		5,116		3,675		4,103
	US$	102,585	US$	65,858	US$	54,413